UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22044

Investment Company Act File Number

Eaton Vance Risk-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Risk-Managed Diversified Equity Income Fund

September 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 1.0%
Raytheon Co.(1)	31,212	$6,450,272

		$6,450,272

Air Freight & Logistics — 2.0%
FedEx Corp.(1)	52,834	$12,721,899

		$12,721,899

Auto Components — 1.8%
Aptiv PLC(1)	133,604	$11,209,376

		$11,209,376

Banks — 6.4%
Bank of America Corp.(1)	615,424	$18,130,391
JPMorgan Chase & Co.(1)	201,148	22,697,540

		$40,827,931

Beverages — 4.3%
Constellation Brands, Inc., Class A(1)	65,840	$14,196,421
PepsiCo, Inc.(1)	120,147	13,432,434

		$27,628,855

Biotechnology — 3.1%
Gilead Sciences, Inc.(1)	132,749	$10,249,550
Vertex Pharmaceuticals, Inc.(1)(2)	50,871	9,804,877

		$20,054,427

Capital Markets — 1.7%
Charles Schwab Corp. (The)(1)	222,621	$10,941,822

		$10,941,822

Chemicals — 1.1%
DowDuPont, Inc.(1)	106,727	$6,863,613

		$6,863,613

Consumer Finance — 1.8%
American Express Co.(1)	106,544	$11,345,871

		$11,345,871

Containers & Packaging — 1.3%
Ball Corp.(1)	187,627	$8,253,712

		$8,253,712

Diversified Telecommunication Services — 4.3%
Verizon Communications, Inc.(1)	343,649	$18,347,420
Zayo Group Holdings, Inc.(1)(2)	258,528	8,976,092

		$27,323,512

Electric Utilities — 1.5%
NextEra Energy, Inc.(1)	55,505	$9,302,638

		$9,302,638

Security	Shares	Value
Electronic Equipment, Instruments & Components — 2.1%
Corning, Inc.(1)	389,534	$13,750,550

		$13,750,550

Entertainment — 4.9%
Live Nation Entertainment, Inc.(1)(2)	196,818	$10,720,677
Spotify Technology SA(1)(2)	32,865	5,942,978
Walt Disney Co. (The)(1)	123,377	14,427,706

		$31,091,361

Equity Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.(1)	83,507	$12,133,567
AvalonBay Communities, Inc.(1)	30,608	5,544,639

		$17,678,206

Food Products — 1.7%
Mondelez International, Inc., Class A(1)	256,605	$11,023,751

		$11,023,751

Health Care Equipment & Supplies — 4.1%
Abbott Laboratories(1)	141,915	$10,410,884
Danaher Corp.(1)	145,247	15,782,539

		$26,193,423

Health Care Providers & Services — 1.3%
Aetna, Inc.(1)	39,620	$8,036,917

		$8,036,917

Insurance — 2.7%
American Financial Group, Inc.(1)	86,264	$9,572,716
American International Group, Inc.(1)	144,512	7,693,819

		$17,266,535

Interactive Media & Services — 2.8%
Alphabet, Inc., Class C(1)(2)	15,153	$18,084,651

		$18,084,651

Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.(1)(2)	11,432	$22,898,296

		$22,898,296

IT Services — 5.9%
Akamai Technologies, Inc.(1)(2)	122,305	$8,946,611
GoDaddy, Inc., Class A(1)(2)	123,752	10,319,679
Visa, Inc., Class A(1)	122,958	18,454,766

		$37,721,056

Machinery — 4.4%
Caterpillar, Inc.(1)	94,168	$14,359,678
Fortive Corp.(1)	164,288	13,833,050

		$28,192,728

Multi-Utilities — 1.2%
Sempra Energy(1)	69,970	$7,959,088

		$7,959,088

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.3%
ConocoPhillips(1)	124,793	$9,658,978
EOG Resources, Inc.(1)	69,471	8,862,416
Exxon Mobil Corp.(1)	183,346	15,588,077
Phillips 66(1)	54,200	6,109,424

		$40,218,895

Pharmaceuticals — 4.9%
Johnson & Johnson(1)	150,450	$20,787,677
Zoetis, Inc.(1)	115,852	10,607,409

		$31,395,086

Road & Rail — 2.0%
CSX Corp.(1)	176,151	$13,043,982

		$13,043,982

Semiconductors & Semiconductor Equipment — 2.6%
QUALCOMM, Inc.(1)	185,386	$13,353,353
Skyworks Solutions, Inc.	39,246	3,560,005

		$16,913,358

Software — 5.6%
Microsoft Corp.(1)	315,195	$36,048,852

		$36,048,852

Specialty Retail — 2.5%
Home Depot, Inc. (The)(1)	77,742	$16,104,255

		$16,104,255

Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.(1)	117,142	$26,443,635
Xerox Corp.(1)	439,560	11,859,329

		$38,302,964

Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B(1)	112,781	$9,554,806

		$9,554,806

Total Common Stocks (identified cost $481,702,426)		$634,402,688

Short-Term Investments — 0.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.19%(3)	5,756,476	$5,756,476

Total Short-Term Investments (identified cost $5,756,476)		$5,756,476

Total Purchased Put Options — 0.2% (identified cost $2,372,770)		$1,160,148

Total Investments — 100.3% (identified cost $489,831,672)		$641,319,312

Total Written Call Options — (0.3)% (premiums received $2,619,677)		$(1,958,789)

Value
Other Assets, Less Liabilities — (0.0)%(4)	$(293,522)

Net Assets — 100.0%	$639,067,001

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2018 was $102,638.

(4)	Amount is less than (0.05)%.

Purchased Put Options — 0.2%

Exchange-Traded Options — 0.2%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	173	$50,411,854	$2,800	10/1/18	$4,325
S&P 500 Index	175	50,994,650	2,800	10/3/18	13,562
S&P 500 Index	174	50,703,252	2,785	10/5/18	22,185
S&P 500 Index	174	50,703,252	2,775	10/8/18	27,840
S&P 500 Index	176	51,286,048	2,810	10/10/18	54,560
S&P 500 Index	175	50,994,650	2,830	10/12/18	85,750
S&P 500 Index	176	51,286,048	2,815	10/15/18	83,600
S&P 500 Index	175	50,994,650	2,830	10/17/18	115,500
S&P 500 Index	173	50,411,854	2,870	10/19/18	210,195
S&P 500 Index	173	50,411,854	2,845	10/22/18	166,945
S&P 500 Index	174	50,703,252	2,840	10/24/18	176,610
S&P 500 Index	174	50,703,252	2,825	10/26/18	199,076

Total					$1,160,148

Written Call Options — (0.3)%

Exchange-Traded Options — (0.3)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	173	$50,411,854	$2,925	10/1/18	$(28,113)
S&P 500 Index	175	50,994,650	2,925	10/3/18	(91,000)
S&P 500 Index	174	50,703,252	2,920	10/5/18	(181,830)
S&P 500 Index	174	50,703,252	2,915	10/8/18	(260,130)
S&P 500 Index	176	51,286,048	2,925	10/10/18	(201,520)
S&P 500 Index	175	50,994,650	2,930	10/12/18	(196,875)
S&P 500 Index	176	51,286,048	2,920	10/15/18	(309,760)
S&P 500 Index	175	50,994,650	2,940	10/17/18	(175,875)
S&P 500 Index	173	50,411,854	2,975	10/19/18	(58,820)
S&P 500 Index	173	50,411,854	2,955	10/22/18	(129,750)
S&P 500 Index	174	50,703,252	2,960	10/24/18	(124,410)
S&P 500 Index	174	50,703,252	2,950	10/26/18	(200,706)

Total					$(1,958,789)

At September 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the exercise price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at September 30, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$1,160,148	$—
Written options	—	(1,958,789)

Total	$1,160,148	$(1,958,789)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$634,402,688 *	$—	$—	$634,402,688
Short-Term Investments	$—	$5,756,476	$—	$5,756,476
Purchased Put Options	1,160,148	—	—	1,160,148
Total Investments	$635,562,836	$5,756,476	$—	$641,319,312

Liability Description
Written Call Options	$(1,958,789)	$—	$—	$(1,958,789)
Total	$(1,958,789)	$—	$—	$(1,958,789)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Risk-Managed Diversified Equity Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 26, 2018